Share-based Payment (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment [Abstract]
Schedule of unvested time-based restricted common stock
Number of Shares
Unvested at December 31, 2021	1,812,663
Vested	382,250
Granted	981,000
Forfeited	38,750
Unvested at December 31, 2022	410,663